Administrative Expenses (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Administrative Expenses
General administrative expenses		$ 231,458	$ 211,611	$ 209,304
Outsources services		50,898	51,949	46,923
Marketing expenses		31,375	30,698	32,781
Taxes, payroll taxes and contributions		14,937	14,242	14,161
Board expenses		2,809	2,955	3,175
Total	$ 477,908	$ 331,477	$ 311,455	$ 306,344